Income Taxes - Schedule Of Components Of Deferred Tax Assets And Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Income Taxes [Line Items]
Net deferred tax assets	$ 1,377	$ 1,150
Other Assets [Member]
Schedule Of Income Taxes [Line Items]
Net deferred tax assets	$ 1,400	$ 1,200